Income taxes (Table)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Domestic and Foreign Loss Before Income Taxes

The following are the domestic and foreign components of the Company’s loss before income taxes:

	Year ended December 31,
	2021	2020	2019
Domestic	$(58,166)	$(11,097)	$(27,916)
Foreign	(6,687)	(3,513)	(5,463)
	$(64,853)	$(14,610)	$(33,379)

Schedule of Components of Income Taxes	The following are the domestic and foreign components of the Company’s income taxes:
	Year ended December 31,
	2021	2020	2019
Domestic	$-	$-	$-
Foreign	159	200	160
	$159	$200	$160

Schedule of Deferred Tax Assets

	Year ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$44,480	$29,280
Research and development expenses carryforward	2,262	4,031
Other reserves	1,630	1,089
Share-based compensation	7,584	1,386
Operating lease liabilities	1,033	3,969
Issuance costs	630	2,316
	$57,619	$42,071
Deferred tax liabilities:
Operating lease ROU assets	998	3,609
Convertible notes	17,275	21,881
Acquired Intangible assets	2,253	-
Accrued and other	603	84
Total deferred tax liability	$21,129	$25,574
Total deferred tax assets, net	36,490	16,497

Less—valuation allowance	(36,490)	(16,497)
Total deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense

d.    The reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2021	2020	2019
Loss before income taxes	$(64,853)	$(14,610)	$(33,379)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit	14,916	3,360	7,677
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	(4,474)	(2,558)	(4,872)
Effect of entities with different tax rates	(28)	(47)	38
Non-deductible expenses	(11,501)	(2,964)	(3,015)
Impact of different tax rate on temporary differences	(462)	(119)	-
Excess tax benefit on stock based compensation	1,562	2,178	4
Other	(172)	(50)	8
Effective income taxes	$(159)	$(200)	$(160)